Document and Entity Information	0 Months Ended
Jul. 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	Jul 31, 2013
Registrant Name	Strategic Funds, Inc.
Central Index Key	0000737520
Amendment Flag	false
Document Creation Date	Jul 30, 2013
Document Effective Date	Jul 31, 2013
Prospectus Date	Jul 1, 2013
Dreyfus Select Managers Small Cap Growth Fund | Class A
Risk/Return:
Trading Symbol	DSGAX
Dreyfus Select Managers Small Cap Growth Fund | Class C
Risk/Return:
Trading Symbol	DSGCX
Dreyfus Select Managers Small Cap Growth Fund | Class I
Risk/Return:
Trading Symbol	DSGIX
Dreyfus Select Managers Small Cap Growth Fund | Class Y
Risk/Return:
Trading Symbol	DSGYX

Dreyfus Select Managers Small Cap Growth Fund
Dreyfus Select Managers Small Cap Growth Fund

July 31, 2013

STRATEGIC FUNDS, INC.

– Dreyfus Select Managers Small Cap Growth Fund

Supplement to Summary and Statutory Prospectuses dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Effective on or about October 1, 2013, the following information will supersede and replace the second and third sentences of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the fourth through eight sentences of the first paragraph in “Fund Details -Goal and Approach” in the prospectus:

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of $50 million and $10 billion. The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Dreyfus Select Managers Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000737520_SupplementTextBlock

July 31, 2013

STRATEGIC FUNDS, INC.

– Dreyfus Select Managers Small Cap Growth Fund

Supplement to Summary and Statutory Prospectuses dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus Select Managers Small Cap Growth Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Effective on or about October 1, 2013, the following information will supersede and replace the second and third sentences of the first paragraph in “Principal Investment Strategy” in the summary prospectus and “Fund Summary - Principal Investment Strategy” in the prospectus and the fourth through eight sentences of the first paragraph in “Fund Details -Goal and Approach” in the prospectus:

The fund currently considers small cap companies to be those companies with market capitalizations that fall within the range of $50 million and $10 billion. The fund may invest up to 20% of its net assets in securities not considered to be small cap companies.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jul 1, 2013